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October 3, 2025	Jimena Acuña Smith T +1 415 315 2306 jimena.smith@ropesgray.com

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Impax Funds Series Trust I (File Nos. 002-38679, 811-02064) (the “Registrant”)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Registrant is Post-Effective Amendment No. 108 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 108 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A (the “Amendment”).

The Amendment is being submitted in connection with the establishment of a new series of the Registrant, Impax Global Infrastructure ETF. Pursuant to the provisions of Rule 485(a)(2) under the Securities Act, it is intended that the Amendment become effective 75 days after filing. The Amendment relates solely to Impax Global Infrastructure ETF. No information contained in the Registration Statement relating to any other series of the Registrant is amended or superseded hereby.

No fees are required in connection with this filing. Please direct any questions concerning this filing to me at 415-315-2306.

Sincerely,

/s/ Jimena Acuña Smith
Jimena Acuña Smith

Enclosure

cc:	Edward Farrington

Brian D. McCabe, Esq.